UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GRS Advisors, LLC
Address: 900 North  Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  028-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915 - 2864

Signature, Place, and Date of Signing:

 /s/    Michael A. Elrad     Chicago, IL/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $2,167,533 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAPITAL AGENCY CORP   COM              02503X105    37067  1254800 SH       SOLE                  1254800        0        0
AVALONBAY CMNTYS INC           COM              053484101    87100   616200 SH       SOLE                   616200        0        0
BOSTON PROPERTIES INC          COM              101121101    45702   435300 SH       SOLE                   435300        0        0
CBL & ASSOC PPTYS INC          COM              124830100    26064  1377600 SH       SOLE                  1377600        0        0
CBRE GROUP INC                 CL A             12504L109    23952  1200000 SH  PUT  SOLE                  1200000        0        0
CREXUS INVT CORP               COM              226553105    10336   999600 SH       SOLE                   999600        0        0
CROWN CASTLE INTL CORP         COM              228227104    61208  1147500 SH       SOLE                  1147500        0        0
D R HORTON INC                 COM              23331A109   113365  7473000 SH       SOLE                  7473000        0        0
DDR CORP                       COM              23317H102    31794  2177700 SH       SOLE                  2177700        0        0
ESSEX PPTY TR INC              COM              297178105    68816   454200 SH       SOLE                   454200        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103    67844  3993200 SH       SOLE                  3993200        0        0
HOME DEPOT INC                 COM              437076102    44519   884900 SH  PUT  SOLE                   884900        0        0
HOME DEPOT INC                 COM              437076102   151534  3012000 SH       SOLE                  3012000        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    66294  4037400 SH       SOLE                  4037400        0        0
HUDSON PAC PPTYS INC           COM              444097109    12491   825600 SH       SOLE                   825600        0        0
HYATT HOTELS CORP              COM CL A         448579102    30647   717400 SH       SOLE                   717400        0        0
ISHARES TR                     DJ US REAL EST   464287739    21300   341900 SH  PUT  SOLE                   341900        0        0
ISTAR FINL INC                 FRNT 10/0        45031UBF7    19526 20000000 SH       SOLE                 20000000        0        0
KILROY RLTY CORP               COM              49427F108    56575  1213800 SH       SOLE                  1213800        0        0
LOWES COS INC                  COM              548661107    64781  2064400 SH       SOLE                  2064400        0        0
MACERICH CO                    COM              554382101   206271  3571800 SH       SOLE                  3571800        0        0
MARRIOTT INTL INC NEW          CL A             571903202    74534  1969200 SH       SOLE                  1969200        0        0
MFA FINANCIAL INC              COM              55272X102    18666  2498800 SH       SOLE                  2498800        0        0
POST PPTYS INC                 COM              737464107    48795  1041300 SH       SOLE                  1041300        0        0
PULTE GROUP INC                COM              745867101    42724  4827600 SH  PUT  SOLE                  4827600        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103    45243  1537300 SH       SOLE                  1537300        0        0
RYLAND GROUP INC               COM              783764103    26527  1375900 SH       SOLE                  1375900        0        0
RYLAND GROUP INC               COM              783764103    23269  1206900 SH  PUT  SOLE                  1206900        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    87144  1715100 SH       SOLE                  1715100        0        0
SHERWIN WILLIAMS CO            COM              824348106    22408   206200 SH       SOLE                   206200        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     5567    38217 SH       SOLE                    38217        0        0
SL GREEN RLTY CORP             COM              78440X101    48531   625800 SH       SOLE                   625800        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    22130   392300 SH  PUT  SOLE                   392300        0        0
STARWOOD PPTY TR INC           COM              85571B105    10972   522000 SH       SOLE                   522000        0        0
SUNRISE SENIOR LIVING INC      COM              86768K106    12353  1954600 SH       SOLE                  1954600        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    47345  4860900 SH       SOLE                  4860900        0        0
TARGET CORP                    COM              87612E106    30085   516300 SH       SOLE                   516300        0        0
TAUBMAN CTRS INC               COM              876664103   103698  1421500 SH       SOLE                  1421500        0        0
TERRENO RLTY CORP              COM              88146M101     5724   400000 SH       SOLE                   400000        0        0
TOLL BROTHERS INC              COM              889478103    87206  3635100 SH       SOLE                  3635100        0        0
TWO HBRS INVT CORP             COM              90187B101     9797   966200 SH       SOLE                   966200        0        0
VENTAS INC                     COM              92276F100   132843  2326491 SH       SOLE                  2326491        0        0
WYNDHAM WORLDWIDE CORP         COM              98310W108    14786   317900 SH       SOLE                   317900        0        0